Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	$ 213,630	$ 392,599
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	111,305	97,146
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	45,269	42,976
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	$ 57,056	$ 252,477